Prepayment and Other Current Assets - Schedule of Prepayment and Other Current Assets (Details) - USD ($)		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Prepayment and Other Current Assets [Abstract]
Loan receivable	[1]	$ 4,182,031		$ 3,796,003
Prepaid input VAT		1,088		1,105
Deposits and others		1,147,517		1,148,760
Subtotal		5,330,636		4,945,868
Allowance for credit losses		(1,155,768)	[2]	(1,155,768)	[2]
Total prepayment and other current assets		$ 4,174,868		$ 3,790,100

[1]

In 2021, the Company entered into a loan agreement to lend $400,000 to AGM Group Ltd. In April 2022, both parties agreed to increase the loan amount by additional $900,000 at the interest rate of 1% as working capital support and further increased the amount to $1,200,000 on April 4, 2023. As of December 31, 2024, the total amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $37,978.

On April 10, 2022, 19 July, 2022 and 18 October, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000, $20,000 and $5,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the term to December 31, 2024 and increased the amount to a total of $600,000. On December 3, 2024, both parties agreed to further extend the term to December 31, 2025. As of December 31, 2024, the total amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $10,408.

On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. On March 10, 2024, both parties agreed to extend the term to December 31, 2024 and increased the amount to $2,300,000. On December 11, 2024, both parties agreed to further extend the term to December 31, 2025. As of December 31, 2024, the total amount of loans to Northnew Management Limited was $2,295,426, generating interest income of $28,535.

[2]	The Company recorded credit losses of nil, $1,155,768 and nil for the year ended December 31, 2024, 2023 and 2022.